Mary K. Johnson Vice President, Corporate Counsel
The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel 860 534-7704 kate.johnson@prudential.com

January 6, 2020

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-162673	333-131035
333-162680	333-162676
333-130989	333-162678
333-144639

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements, the form of Supplements and SAIs that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Very truly yours,

/s/Mary K. Johnson
Mary K. Johnson
Vice President,
Corporate Counsel